CONSOLIDATED STATEMENTS OF CASH FLOWS		9 Months Ended	12 Months Ended
	Mar. 29, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss		$ (280,701)	$ (3,242,501)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account		(1,970)	(922,644)
Change in fair value of derivative			86,307
Change in Fair Value of Pipe Forward Contract Derivative			170,666
Changes in operating assets and liabilities:
Prepaid and other current assets		(457,605)	457,605
Accounts payable and accrued expenses		140,163	1,746,149
Accrued interest expense - Bridge Note			125,980
Income taxes payable			187,225
Net cash used in operating activities		(600,113)	(1,391,213)
Cash Flows from Investing Activities:
Investment of cash into Trust Account		(116,725,008)	(350,000)
Cash withdrawn from Trust Account in connection with redemptions			110,472,253
Net cash used in investing activities		(116,725,008)	110,122,253
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor		25,000
Proceeds from sale of Units, net of underwriting discounts paid		113,045,000
Proceeds from sale of Private Placement Units		5,570,000
Advances from related party		43,900
Proceeds from Bridge Note			800,000
Payment of Financing Cost in Bridge Note			(61,800)
Proceeds from promissory note - related party		149,951	350,000
Repayment of promissory note - related party		(602,720)
Redemption of common stock			(110,472,254)
Payment of offering costs		(145,998)
Net cash provided by financing activities		118,085,133	(109,384,054)
Net Change in Cash		760,012	(653,014)
Cash - Beginning of period			760,012
Cash - End of period		760,012	106,998	$ 760,012
Non-cash investing and financing activities:
Warrants issued as financing cost in Bridge Promissory Note	$ 0			8,552
Common stock issued as financing cost in Bridge Promissory Note			284,424
Offering costs paid through promissory note		457,769
Deferred underwriting fee payable		4,370,000	$ 4,370,000	4,370,000
Operating cost paid through advances		$ (5,000)		$ (5,000)